Share Capital - Additional Information (Detail) - Ordinary Shares Issue Mandate [Member] € / shares in Units, € in Millions, shares in Millions	May 21, 2019 EUR (€) € / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Common stock, value authorised | €	€ 190
Common stock, shares authorised | shares	2,720
Issued and fully paid ordinary shares, per share | € / shares	€ 0.07